18. Authorizations payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Authorizations Payable
Renewal of authorizations	R$ 300,253	R$ 262,513
700 MHz frequency band cleaning, net of AVP	0	141,659
Updated ANATEL debt	113,547	98,451
Guarantee insurance on authorizations	0	4,077
Authorizations payable	413,800	506,700
Current portion	(65,464)	(233,173)
Non-current portion	R$ 348,336	R$ 273,527